SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment
Optical Fibers	20 years
Computer equipment	3-5 years
Furniture, fixtures and office equipment	5 years
Motor vehicles	10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Schedule of estimated economic life of the intangible assets
Supplier contracts*	3.5 years
VAS license*	4.5 years
Non-compete agreement*	4 years
Purchased software	5 years
* Acquired in the JNet Group acquisition
Schedule of rates of business taxes and related surcharges on revenues applicable to Company's PRC subsidiaries and VIEs
	Fiscal 2010	Fiscal 2011	Fiscal 2012
	%	%	%
ChinaCache Beijing	5%	5.5%	5.6%
Beijing Blue IT	3.3%	3.3%	3.36%
Beijing Jingtian	5.5%	5.5%	5.6%